Taxation - Disclosure of Movement of Deferred Income Tax Liabilities Explanatory (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Beginning balance	¥ 314
Ending balance	259	¥ 314
Deferred Tax Liabilities
Disclosure of detailed information about intangible assets [line items]
Beginning balance	314	297
(Credited)/charged to income statement	(9)	5
Withholding tax paid	(75)
Business combinations	29	12
Ending balance	259	314
Intangible Assets | Deferred Tax Liabilities
Disclosure of detailed information about intangible assets [line items]
Beginning balance	167	215
(Credited)/charged to income statement	(23)	(60)
Withholding tax paid	0
Business combinations	29	12
Ending balance	173	167
Right-of-use assets | Deferred Tax Liabilities
Disclosure of detailed information about intangible assets [line items]
Beginning balance	72	82
(Credited)/charged to income statement	(14)	(10)
Withholding tax paid	0
Business combinations	0	0
Ending balance	58	72
Withholding tax on the earnings expected to be remitted by subsidiaries | Deferred Tax Liabilities
Disclosure of detailed information about intangible assets [line items]
Beginning balance	75	0
(Credited)/charged to income statement	0	75
Withholding tax paid	(75)
Business combinations	0	0
Ending balance	0	75
Others | Deferred Tax Liabilities
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
(Credited)/charged to income statement	28	0
Withholding tax paid	0
Business combinations	0	0
Ending balance	¥ 28	¥ 0